UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23160

                          GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                              Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Media Mogul

Semiannual Report — March 31, 2019

Christopher J. Marangi

Portfolio Manager

BA, Williams College

MBA, Columbia Business School

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) total return of Gabelli Media Mogul (MOGLC) was (4.8)% compared with a total return of (1.7)% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was (4.8)%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

    Comparative Results

Average Annual Returns through March 31, 2019 (a) (Unaudited)

	Six Months	1 Year	Since Inception (12/1/16)
Gabelli Media Mogul
Fund at NAV	(4.79)%	4.29%	3.90%
Fund at Market Price(b)	(4.79)	4.29	3.90
S&P 500 Index	(1.72)	5.86	13.91

In the prospectus dated January 28, 2019, the gross expense ratio for the Fund was 3.44%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) was 0.91%.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)  As an exchange-traded product, Gabelli Media Mogul traded at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange which the shares of the Fund were listed for trading, as of the time that the Fund’s NAV was calculated. If you traded your shares at another time during the day, your return may differ.

Discount & Premium Information
Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund could be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli Media Mogul
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period(1)
Gabelli Media Mogul

Actual Fund Return	$1,000.00	$ 952.10	0.90%	$ 4.38

Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$ 4.53

(1)Expenses are equal to each Fund’s annualized expense ratio for the last six months, multiplied by the average account value over  the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2019:

GABELLI MEDIA MOGUL

Content Creation and Aggregation	60.9%
TV and Broadband Services	15.4%
Digital Marketing and Retail	9.0%
Telecommunication Services	5.9%
Wireless Telecommunication Services	4.4%
Financial Services	3.1%
Diversified Consumer Services	0.7%
Other Assets and Liabilities (Net)	0.6%

100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Media Mogul

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS – 98.5%

	Content Creation and Aggregation – 60.0%
10,000	Discovery, Inc., Cl. C†	$215,901	$254,200
933	Fox Corp., Cl. B†	38,640	33,476
5,500	GCI Liberty, Inc., Cl. A†	224,241	305,855
6,000	Grupo Televisa SAB ADR	70,690	66,360
14,000	ITV plc	35,051	23,176
3,500	Liberty Latin America Ltd., Cl. C†	76,192	68,075
14,000	Liberty Media Corp.- Liberty Braves, Cl. C†	284,480	388,780
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	242,446	272,320
9,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	332,503	344,160
4,700	Lions Gate Entertainment Corp., Cl. B	102,776	70,970
2,900	Live Nation Entertainment, Inc.†	78,793	184,266
1,500	MSG Networks, Inc., Cl. A†	35,692	32,625
14,000	Sirius XM Holdings, Inc.	63,090	79,380
650	The Madison Square Garden Co., Cl. A†	127,846	190,534
2,600	Viacom, Inc., Cl. A	97,200	84,370

		2,025,541	2,398,547

	Digital Marketing and Retail – 9.0%
2,500	FTD Cos., Inc.†	8,075	1,275
1,700	Liberty Expedia Holdings, Inc., Cl. A†	74,445	72,760
300	Liberty Expedia Holdings, Inc., Cl. B†	13,651	13,029
6,500	Liberty TripAdvisor Holdings, Inc., Cl. A†	86,775	92,235
11,300	Qurate Retail, Inc.†	227,599	180,574

		410,545	359,873

	Diversified Consumer Services – 0.7%
13,000	Ascent Capital Group, Inc., Cl. A†	8,035	9,776
2,000	Trine Acquisition Corp.†	20,080	20,040

		28,115	29,816

	Financial Services – 3.1%
350	LendingTree, Inc.†	81,123	123,046

	Telecommunication Services – 5.9%
1,000	Intelsat SA†	21,080	15,660

Shares		Cost	Market Value
3,400	Loral Space & Communications, Inc.†	$137,760	$122,570
3,500	Zayo Group Holdings, Inc.†	91,175	99,470

		250,015	237,700

	TV and Broadband Services – 15.4%
250	Charter Communications, Inc., Cl. A†	63,214	86,728
2,800	Liberty Broadband Corp., Cl. A†	197,777	256,592
8,000	Liberty Global plc, Cl. C†	217,051	193,680
1,600	Telenet Group Holding NV	93,502	76,961

		571,544	613,961

	Wireless Telecommunication Services – 4.4%
1,500	Millicom International Cellular SA	81,594	91,905
1,200	T-Mobile US, Inc.†	68,871	82,920

		150,465	174,825

	TOTAL COMMON STOCKS	3,517,348	3,937,768

	PREFERRED STOCK – 0.9%

	Content Creation and Aggregation – 0.9%
1,500	GCI Liberty, Inc., Series A, 7.00%	29,664	36,795

	TOTAL INVESTMENTS — 99.4%	$3,547,012	3,974,563

	Other Assets and Liabilities (Net) — 0.6%		25,212

	NET ASSETS — 100.0%		$3,999,775

†	Non-income producing security.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Assets:
Investments at value (cost $3,547,012)	$3,974,563
Cash	6,086
Receivable for investments sold	33,092
Receivable from Adviser	23,154
Dividends receivable	1,333
Foreign tax reclaims	1,070

Total Assets	4,039,298

Liabilities:
Payable for investments purchased	6,582
Payable for investment advisory fees	7,804
Payable for custodian fees	2,937
Payable for legal and audit fees	2,275
Payable for listing fees	3,541
Payable for transfer agency fees	7,265
Payable for registration fees	1,116
Payable for shareholder communication fees	1,180
Payable for Trustees’ fees	6,823

Total Liabilities	39,523

Net Assets	$3,999,775

Net Assets Consist of:
Paid-in capital	$3,717,779
Total accumulated earnings	281,996

Net Assets	$3,999,775

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	366,061

Net Asset Value per share:	$10.93

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Dividends (net of withholding foreign taxes of $1,433)	$13,388

Total Investment Income	13,388

Expenses:
Investment advisory fees	25,557
Custodian fees	631
Legal and audit fees	15,218
Listing fees	3,540
Transfer agency fees	9,448
IOPV pricing fees	3,369
Shareholder communications expenses	6,951
Trustees’ fees	29,478
Miscellaneous expenses	260

Total Expenses	94,452

Fees waived or expenses reimbursed by Adviser (See Note 3)	(71,450)

Net Expenses	23,002

Net Investment Loss	(9,614)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(7,657)
Net realized gain on foreign currency transactions	5

Net realized loss on investments and foreign currency transactions	(7,652)

Net change in unrealized appreciation/(depreciation):
on investments	(271,986)
on foreign currency translations	(28)

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(272,014)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(279,666)

Net Decrease in Net Assets Resulting from Operations	$(289,280)

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
Operations:
Net investment loss	$(9,614)	$(27,277)
Net realized loss on investments and foreign currency transactions	(7,652)	(68,412)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(272,014)	189,223

Net Increase/(Decrease) in Net Assets Resulting from Operations	(289,280)	93,534

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	—	1,090,692
Cost of shares redeemed	(1,449,096)	—

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(1,449,096)	1,090,692

Total Increase/(Decrease) in Net Assets	(1,738,376)	1,184,226

Net Assets:
Beginning of period	5,738,151	4,553,925

End of period	$3,999,775	$5,738,151

Changes in Shares Outstanding:
Shares outstanding, beginning of period	500,000	400,000
Shares sold	—	100,000
Shares redeemed	(133,939)	—

Shares outstanding, end of period	366,061	500,000

See accompanying notes to financial statements.

Gabelli Media Mogul

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months
	Ended			For the Period
	March 31,		Year ended	Ended
	2019		September 30,	September 30,
	(Unaudited)		2018	2017(a)
Operating Performance:
Net asset value, beginning of period	$11.48		$11.38	$10.00
Net investment loss(b)	(0.02)		(0.06)	(0.05)
Net realized and unrealized gain/(loss)	(0.53)		0.16	1.43
Total from investment operations	(0.55)		0.10	1.38
Net asset value, end of period	$10.93		$11.48	$11.38
Total NAV Return†	(4.79)%		0.88%	13.80%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$4,000		$5,738	$4,554
Ratio of net investment loss to average net assets	(0.38	)%(c)	(0.54)%	(0.54	)%(c)
Ratio of operating expenses before waivers/reimbursements	3.70	%(c)	3.43%	4.68	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)	0.90%	0.90	%(c)
Portfolio turnover rate	13%		19%	8%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on December 1, 2016.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Media Mogul

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Media Mogul (the Fund) commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2019 are as follows:

	Valuation Inputs

	Level 1	Total Market Value

INVESTMENTS IN SECURITIES:	Quoted Prices	at 03/31/19

ASSETS (Market Value):

Common Stocks(a)	$3,937,768	$3,937,768

Preferred Stock(a)	36,795	36,795

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,974,563	$3,974,563

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 2 or Level 3 investments held at March 31, 2019.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value.

Net change
in unrealized
appreciation/
(depreciation)
during the
period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	09/30/18	(premiums)	(loss)	(depreciation)	Purchases	Sales	Level 3	Level 3	03/31/2019	03/31/2019
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):

Common Stocks	$67,025	—	$(16,818)	—	—	$51,605	—	—	—	—

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31 2019, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

As of September 30, 2018 the components of accumulated earnings/losses on a tax basis were as follows:

Unrealized appreciation on investments	$592,092

Qualified late year loss deferral*	(20,816)

Total accumulated earnings	$571,276

*

Under current law, qualified late year losses may be elected as occurring on the first day of the following year. For the year ended September 30, 2018, the Fund elected to defer $(20,816) of late year ordinary losses.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At March 31, 2019, the temporary differences between book basis and tax basis unrealized appreciation/ depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on investments in passive foreign investment companies.

The following summarizes the tax cost on investments and the net unrealized appreciation as March 31, 2019:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$3,547,012	$621,434	$(193,883)	$427,551

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2019 the Fund did not incur any income tax, interest, or penalties. As of March 31, 2019, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect until January 31, 2020 and may be terminated only by the Board before such time. For the period ended March 31, 2019, the Adviser waived fees or reimbursed expenses in the amounts of $71,450 for the Fund. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At March 31, 2019, the cumulative amount which the Fund may repay the Adviser is $313,370.

For the period ended September 30, 2017, expiring September 30, 2020	$115,060

For the year ended September 30, 2018, expiring September 30, 2021	126,860

For the six months ended March 31, 2019, expiring September 30, 2022	71,450

$313,370

During the six months ended March 31, 2019, the Fund paid $1,658 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2019, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Media Mogul	$634,924	$1,846,673

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC or DTC, and the estimated transaction costs (e.g., brokerage commissions, bid-ask spread, and market impact trading costs), incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The

Gabelli Media Mogul

Notes to Financial Statements (Unaudited) (Continued)

Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Fund depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subsequent Events. On April 1, 2019, the Fund was reorganized into Gabelli Media Mogul Fund (the New Fund), an open-end investment company of Gabelli Innovators Trust (the New Trust). The New Fund has an investment objective and strategies that are, in all material respects, the same as those of the Fund, and, along with the New Trust, is managed in a manner that, in all material respects, comply with the investment guidelines and restrictions of the Fund and Trust.

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GABELLI MEDIA MOGUL

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

GABELLI MEDIA MOGUL

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q119SR

Gabelli Pet Parents’™

Semiannual Report — March 31, 2019

Daniel M. Miller

Portfolio Manager

BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2019, the net asset value (NAV) total return of Gabelli Pet Parents’™ (PETZC) was (8.2)% compared with a total return of (1.7)% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was (8.2)%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2019.

1

    Comparative Results

Cumulative Annual Returns through March 31, 2019 (a) (Unaudited)

	Six Months	Since Inception (6/19/18)
Gabelli Pet Parents’TM
Fund at NAV	(8.16)%	(6.30)%
Fund at Market Price(b)	(8.16)	(6.30)
S&P 500 Index	(1.72)	4.20

In the prospectus dated January 28, 2019, the gross expense ratio for the Fund was 9.63%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) was 0.96%.

(a)  Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  As an exchange-traded product, Gabelli Pet Parents’TM traded at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange of which the shares of the Fund were listed for trading, as of the time that the Fund’s NAV was calculated. If you traded your shares at another time during the day, your return may differ.

Discount & Premium Information
Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund could be found at www.nextshares.com.

NextSharesTM is a trademark of NextShares Solutions, LLC. Used with permission.

2

Gabelli Pet Parents’™

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2018 through March 31, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio	Expenses Paid During Period(1)
Gabelli Pet Parents’™
Actual Fund Return	$1,000.00	$ 918.40	0.90%	$4.30
Hypothetical 5% Return	$1,000.00	$1,020.44	0.90%	$4.53

(1)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2019:

GABELLI PET PARENTS’TM

Pharmaceuticals	33.2%
Pet Services	18.5%
Pet Products	10.7%
Diagnostics	10.4%
Pet Food/Nutrition	9.3%
Pet Healthcare	8.5%
Therapeutics	5.3%
Other Assets and Liabilities (Net)	4.1%

100.0%

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

Gabelli Pet Parents’TM

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS – 95.9%

	Diagnostics – 10.4%
500	Heska Corp.†	$47,001	$42,560
150	IDEXX Laboratories, Inc.†	30,722	33,540

		77,723	76,100

	Pet Food/Nutrition – 9.3%
250	Colgate-Palmolive Co.	15,891	17,135
500	Freshpet, Inc.†	15,596	21,145
200	General Mills, Inc.	9,014	10,350
200	Nestlé SA	15,282	19,061

		55,783	67,691

	Pet Healthcare – 8.5%
1,250	Covetrus, Inc.†	45,917	39,812
1,500	CVS Group plc	10,469	11,732
500	Patterson Cos., Inc	10,499	10,925

		66,885	62,469

	Pet Products – 10.7%
750	Central Garden & Pet Co.†	27,511	19,170
250	Church & Dwight Co., Inc.	13,215	17,808
100	The Clorox Co.	13,368	16,046
225	zooplus AG†	30,012	25,643

		84,106	78,667

	Pet Services – 18.5%
1,500	PetIQ, Inc.†	36,978	47,115
20,000	Pets at Home Group plc	31,963	41,314
150	Tractor Supply Co.	11,272	14,664
1,000	Trupanion, Inc.†	27,373	32,740

		107,586	135,833

	Pharmaceuticals – 33.2%
15,000	Animalcare Group plc	34,831	23,444
6,000	Aratana Therapeutics, Inc.†	25,845	21,600
1,500	Dechra Pharmaceuticals plc	44,674	52,710
5,500	Eco Animal Health Group plc	34,767	31,520
1,250	Elanco Animal Health, Inc.†	38,041	40,088
1,500	Kindred Biosciences, Inc.†	15,167	13,755
600	Zoetis, Inc	50,860	60,402

		244,185	243,519

Shares		Cost	Market Value

	Therapeutics – 5.3%
1,250	Oil-Dri Corp. of America	$47,409	$38,925

	TOTAL INVESTMENTS — 95.9%	$683,677	703,204

	Other Assets and Liabilities (Net) — 4.1%		30,100

	NET ASSETS — 100.0%		$733,304

†	Non-income producing security.

See accompanying notes to financial statements.

5

Gabelli Pet Parents’TM

Statement of Assets and Liabilities

March 31, 2019 (Unaudited)

Assets:
Investments at value (cost $683,677)	$703,204
Cash	45,966
Receivable from Adviser	9,394
Dividends receivable	596

Total Assets	759,160

Liabilities:
Payable for investment advisory fees	1,666
Payable for custodian fees	958
Payable for legal and audit fees	12,313
Payable for listing fees	991
Payable for transfer agency fees	4,683
Payable for IOPV pricing fees	3,860
Payable for registration fees	26
Payable for Trustees’ fees	1,359

Total Liabilities	25,856

Net Assets	$733,304

Net Assets Consist of:
Paid-in capital	$802,894
Total accumulated loss	(69,590)

Net Assets	$733,304

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	77,317

Net Asset Value per share:	$9.48

See accompanying notes to financial statements.

6

Gabelli Pet Parents’TM

Statement of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

Investment Income:
Dividends	$9,084

Total Investment Income	9,084

Expenses:
Investment advisory fees	5,710
Custodian fees	86
Legal and audit fees	11,992
Listing fees	298
Transfer agency fees	6,652
IOPV pricing fees	2,237
Registration expenses	53
Shareholder communications expenses	488
Trustees’ fees	6,521

Total Expenses	34,037

Fees waived or expenses reimbursed by Adviser (See Note 3)	(28,898)

Net Expenses	5,139

Net Investment Income	3,945

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(87,747)
Net realized gain on foreign currency transactions	53

Net realized loss on investments and foreign currency transactions	(87,694)

Net change in unrealized appreciation/(depreciation):
on investments	(21,793)
on foreign currency translations	6

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(21,787)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(109,481)

Net Decrease in Net Assets Resulting from Operations	$(105,536)

See accompanying notes to financial statements.

7

Gabelli Pet Parents’TM

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018(a)
Operations:
Net investment income	$3,945	$1,744
Net realized loss on investments and foreign currency transactions	(87,694)	(3,906)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(21,787)	41,308

Net Increase/(Decrease) in Net Assets Resulting from Operations	(105,536)	39,146

Distributions to Shareholders	(3,200)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	—	1,254,962
Cost of shares redeemed	(452,068)	—

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(452,068)	1,254,962

Total Increase/(Decrease) in Net Assets	(560,804)	1,294,108

Net Assets:
Beginning of period	1,294,108	0

End of period	$733,304	$1,294,108

Changes in Shares Outstanding:
Shares outstanding, beginning of period	125,000	0
Shares sold	—	125,000
Shares redeemed	(47,683)	—

Shares outstanding, end of period	77,317	125,000

(a)	The Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

8

Gabelli Pet Parents’TM

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended March 31, 2019 (Unaudited)		For the Period Ended September 30, 2018(a)
Operating Performance:
Net asset value, beginning of period	$10.35		$10.00
Net investment income(b)	0.03		0.01
Net realized and unrealized gain/(loss)	(0.87)		0.34
Total from investment operations	(0.84)		0.35
Distributions from:

Net investment income	(0.03)		—
Net asset value, end of period	$9.48		$10.35
Total NAV Return†	(8.16)%		3.50%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$733		$1,294
Ratio of net investment income to average net assets	0.69	%(c)	0.51	%(c)
Ratio of operating expenses before waivers/reimbursements	5.96	%(c)	9.57	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)	0.90	%(c)
Portfolio turnover rate	39%		59%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period.
Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on June 19, 2018.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Pet Parents’™ (the Fund) commenced investment operations on June 19, 2018. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

10

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2019 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 03/31/19

ASSETS (Market Value):

Common Stocks(a)	$703,204	$703,204
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$703,204	$703,204

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2019. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 2 or Level 3 investments held at March 31, 2019 or September 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

11

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2019, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

12

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited) (Continued)

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAVs of the Fund.

The tax character of distributions, if any, will be determined at the end of the current fiscal year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2018 the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$2,081

Accumulated capital loss carryforwards	(4,243)

Unrealized appreciation on investments	41,308

Total accumulated earnings	$39,146

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at March 31, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$683,677	$71,556	$(52,029)	$19,527

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended March 31, 2019 the Fund did not incur any income tax, interest, or penalties. As of March 31, 2019, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and

13

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited) (Continued)

subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect until January 31, 2020 and may be terminated only by the Board before such time. For the period ended March 31, 2019, the Adviser waived fees or reimbursed expenses in the amount of $28,898 for the Fund. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At March 31, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above is $77,783.

For the year ended September 30, 2018, expiring September 30, 2021	$48,885
For the six months ended March 31, 2019, expiring September 30, 2022	28,898

$77,783

During the six months ended March 31, 2019, the Fund paid $275 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

14

Gabelli Pet Parents’™

Notes to Financial Statements (Unaudited) (Continued)

4. Portfolio Securities. Purchases and sales of securities during the period ended March 31, 2019, other than short term securities, U.S. Government obligations and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Pet Parents’™	$405,702	$639,522

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by the NSCC or DTC, and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Fund depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subsequent Events. On April 1, 2019, the Fund was reorganized into Gabelli Pet Parents’TM Fund (the New Fund), an open-end investment company of Gabelli Innovations Trust (the New Trust). The New Fund has an investment objective and strategies that are, in all material respects, the same as those of the Fund, and, along with the New Trust, is managed in a manner that, in all material respects, comply with the investment guidelines and restrictions of the Fund and Trust.

15

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GABELLI PET PARENTS’™

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller joined Gabelli in 2002. Currently he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Miller is also a Managing Director of GAMCO Investors, Inc. He graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

GABELLI PET PARENTS’™

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’™. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5004Q119SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GABELLI NEXTSHARES TRUST

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 5/16/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 5/16/2019

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/16/2019

* Print the name and title of each signing officer under his or her signature.